Document and Entity Information Document	Nov. 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2021
Entity Registrant Name	Nextdoor Holdings, Inc.
Entity Central Index Key	0001846069
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40246
Entity Tax Identification Number	86-1776836
Entity Address, Address Line One	420 Taylor Street
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94102
City Area Code	(415)
Local Phone Number	344-0333
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	Class A common stock, par value $0.0001per share
Trading Symbol	KIND
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false